Inventory	12 Months Ended
Mar. 31, 2023
Classes of current inventories [abstract]
Inventory [Text Block]

8. Inventory

The following is a listing of inventory as at March 31, 2023 and 2022:

	March 31, 2023	March 31, 2022
Work in Process and Parts	$9,737,474	$17,025,863
Finished Goods	31,871,760	15,228,991

Total	$41,609,234	$32,254,854

During the year ended March 31, 2023, management wrote down the value of inventory by $192,000 (2022 - $153,798; 2021 - $57,261), and this amount is included in Cost of Sales. During the year ended March 31, 2023, $31,438,059 of inventory was included in cost of sales (2022 - $13,360,068, 2021 - $9,706,044). As at March 31, 2022 management allocated $353,575 to finished goods inventory that represents the expected value of 2 EV 550s that were leased to a customer as at March 31, 2022.